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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   MARCH 31, 2004
                                                 --------------


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         LUMINUS MANAGEMENT, LLC
Address:      494 8TH AVENUE
              20TH FLOOR
              NEW YORK, NEW YORK 10010


Form 13F File Number: 28-10672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     MARK BRENNAN
Title:    TREASURER
Phone:    732-249-6750

Signature, Place, and Date of Signing:

/S/ MARK BRENNAN               EAST BRUNSWICK, NEW JERSEY           MAY 11, 2004
---------------------          --------------------------           ------------
    [Signature]                       [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          20
                                                 --

Form 13F Information Table Value Total:          $101,652
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                                                 (thousands)

List of Other Included Managers:                 NONE






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
                                                FORM 13F INFORMATION TABLE (3/31/04)

          COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                                     VALUE     SHRS OR PRN  SH/  PUT/  INVESTMENT  OTHER
       NAME OF ISSUER     TITLE OF CLASS      CUSIP  (X1000)        AMOUNT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AQUILA, INC.              Common Stock    03840P102   1,801       382,400   SH         SOLE                   382,400       0      0
CLECO CORPORATION         Common Stock    12561W105   1,913       100,500   SH         SOLE                   100,500       0      0
DPL INC                   Common Stock    233293109   5,136       273,900   SH         SOLE                   273,900       0      0
EDISON INTERNATIONAL      Common Stock    281020107   7,695       316,800   SH         SOLE                   316,800       0      0
ENTERGY CPORPORATION      Common Stock    29364G103   2,529        42,500   SH         SOLE                    42,500       0      0
EXELON CORP               Common Stock    30161N101   4,132        60,000   SH         SOLE                    60,000       0      0
FIRSTENERGY CORP          Common Stock    337932107   7,191       184,000   SH         SOLE                   184,000       0      0
FPL GROUP INC             Common Stock    302571104   4,218        63,100   SH         SOLE                    63,100       0      0
NRG ENERGY INC.           Common Stock    65473P105   1,452        65,400   SH         SOLE                    65,400       0      0
P G & E CORPORATION       Common Stock    69331C108   9,899       341,700   SH         SOLE                   341,700       0      0
PPL CORPORATION           Common Stock    69351T106   9,831       215,600   SH         SOLE                   215,600       0      0
PUGET ENERGY INC          Common Stock    745310102   4,673       208,900   SH         SOLE                   208,900       0      0
SEMPRA ENERGY             Common Stock    816851109   6,538       205,600   SH         SOLE                   205,600       0      0
SIERRA PACIFIC RESOURCES  Common Stock    826425100   3,293       445,000   SH         SOLE                   445,000       0      0
SOUTHERN UNION CO.        Common Stock    844030106   3,235       170,700   SH         SOLE                   170,700       0      0
TEXAS GENCO HLDGS INC     Common Stock    882443104   7,334       205,158   SH         SOLE                   205,158       0      0
TXU CORP                  Common Stock    873168108   9,813       342,400   SH         SOLE                   342,400       0      0
WESTAR ENERGY INC.        Common Stock    95709T100     853        40,700   SH         SOLE                    40,700       0      0
WISCONSIN ENERGY CORP
   (HLDG CO)              Common Stock    976657106   9,735       302,800   SH         SOLE                   302,800       0      0
XCEL ENERGY INC           Common Stock    98389B100     381        21,400   SH         SOLE                    21,400       0      0


                                                    101,652
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